Financial Liabilities - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Financial Liabilities
Non-current bonds	€ 5,418,211	€ 4,615,474
Senior secured debt	2,373,264	3,309,032
Other loans	53,125	445,249
Other non-current financial liabilities	810,379	814,069
Non-current financial derivatives		11
Non-current lease liabilities	1,024,845	1,004,227
Loan transaction costs	(189,180)	(154,458)
Total non-current financial liabilities	9,490,644	10,033,604	[1]	€ 10,074,155	[1]
Current bonds	113,298	145,898
Senior secured debt	25,420	34,832
Other loans	292,780	699,211
Other current financial liabilities	123,406	115,566		€ 800,939
Current financial derivatives	5,863	10,133
Current lease liabilities	116,534	107,101
Loan transaction costs	(1,214)	(89,127)
Total current financial liabilities	€ 676,087	€ 1,023,614

[1]	Restated figures (Note 2.d)